Related Party Transactions (Details) - Schedule of Compensation of Executives and Board Level Directors - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation of Executives and Board Level Directors [Abstract]
Short-term benefits (including salaries)		$ 17,014	$ 16,586	$ 15,465
Special payments	[1]			597
Post-employment benefits		1,790	2,114	2,514
Share-based payments		31,551	65,314	73,090
Compensation of executives and board level directors		$ 50,355	$ 84,014	$ 91,666

[1]	Balance relates to the special cash distribution effective January 25, 2017.